COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF LEASE EXPENSE	As of December 31, 2023 and 2022, the components of lease expense are as follows (in thousands):
Lease cost:	2023	2022

Operating lease cost	$481	$487
Total net lease cost	$481	$487

SCHEDULE OF REMAINING LEASE TERMS AND DISCOUNT RATE

As of December 31, 2023 and 2022, the remaining lease terms and discount rate used are as follows (in thousands):

	2023	2023

Weighted-average remaining lease term (years)	3.7	4.6
Weighted-average discount rate	8.3%	8.3%

SCHEDULE OF RELATED TO LEASES

Supplemental cash flow information related to leases as of December 31, 2023 and 2022 is as follows (in thousands):

	2023	2022
Cash flow classification of lease payments:
Operating cash flows from operating leases	602	438

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

As of December 31, 2023 and 2022, the maturities of the Company’s future minimum lease payments were as follows (in thousands):

As of December 31,

2024	621
2025	594
2026	507
2027	493
2028	133
Thereafter	7

Total lease payments	2,355
Less: Imputed interest	(360)
Total	$1,995